Fair Value of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Plan’s Investments Measured at Fair Value on a Recurring Basis
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024:

Investment Assets at Fair Value as of December 31, 2025
	Level 1	Total
Mutual funds	$161,146,928	$161,146,928
Investments in self-directed brokerage accounts	131,975,846	131,975,846
Investments in Expedia Group, Inc. common stock	41,338,094	41,338,094
Total investments at fair value	$334,460,868	334,460,868
Common collective trust funds measured at NAV*		1,758,484,477
Total investments		$2,092,945,345
Investment Assets at Fair Value as of December 31, 2024
	Level 1	Total
Mutual funds	$162,074,205	$162,074,205
Investments in self-directed brokerage accounts	100,981,317	100,981,317
Investments in Expedia Group, Inc. common stock	30,970,534	30,970,534
Total investments at fair value	$294,026,056	294,026,056
Common collective trust funds measured at NAV*		1,453,904,077
Total investments		$1,747,930,133